THRIVENT SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
April 30, 2018
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Series Fund, Inc. (the “Registrant”) 1933 Act File No. 033-03677 1940 Act File No. 811-04603 Post-effective Amendment No. 60 to the Registration Statement on Form N-1A (the “Amendment”)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Registrant that the form of the Registrant’s prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the registration statement that was filed electronically on April 27, 2018.
Please contact me at (612) 844-4198 if you have any questions. Thank you.
Sincerely,
/s/ Michael W. Kremenak
Michael W. Kremenak Secretary and Chief Legal Officer